Offerings	Oct. 30, 2026 USD ($) shares Rate
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	160,217
Proposed Maximum Offering Price per Unit	140.26
Maximum Aggregate Offering Price	$ 22,472,036.42
Fee Rate | Rate	0.0087%
Amount of Registration Fee	$ 1,955.07
Offering Note
(1)    Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and based on the average of the high and low prices of the Company's common stock as reported on the New York Stock Exchange on October 27, 2026.

Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement also covers any additional securities to be offered or issued in connection with a stock split, stock dividend or similar transaction.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	139,783
Maximum Aggregate Offering Price	$ 12,939,712.31
Carry Forward Form Type	S-3
Carry Forward File Number	333-275318
Carry Forward Initial Effective Date	Nov. 03, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,411.73
Offering Note	2) On November 13, 2020, IDACORP registered 263,394 shares of common stock for a proposed maximum aggregate offering price of $24,382,382.58 pursuant to registration statement No. 333-250055, for which a filing fee of $2,660.12 was paid (the “2020 Shares”). All 263,394 shares of the 2020 Shares remained unsold and were previously carried forward pursuant to Rule 415(a)(6) on registration statement No. 333-275318 filed by IDACORP on November 3, 2023.
As of the date of this registration statement, 139,783 shares of the 2020 Shares having an aggregate offering price of up to $12,939,712.31 remain unsold, for which a filing fee of $1,411.73 was previously paid (the “Unsold Shares”). Pursuant to Rule 415(a)(6), the Unsold Shares are being carried forward and the filing fee previously paid in connection with the Unsold Shares will continue to be applied to the Unsold Shares under this registration statement.